Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	As at March 31
Particulars	2020	2021
Trade and other receivables, net of provision	46,814	19,403
Due from employees	542	479
Security deposits, net of provision	8,152	5,900
Interest accrued on term deposits	557	1,549
Total	56,065	27,331
Non-current	2,658	2,154
Current	53,407	25,177
Total	56,065	27,331